Income tax - Curent and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Income tax
Current tax expense	$ 8,537	¥ 58,767	¥ 51,060	¥ 48,239
Deferred tax expense	(3,071)	(21,145)	(1,060)	(912)
Total income tax expense	$ 5,466	¥ 37,622	¥ 50,000	¥ 47,327